Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
15.
Cash and Cash Equivalents

As at December 31, 2024 and 2023, this account consists of:

	2024	2023
	(in million pesos)
Cash and cash equivalents
Cash on hand and in banks (Note 27)	8,547	9,993
Temporary cash investments (Note 27)	1,464	6,184
Total	10,011	16,177

Cash in banks earn interest at prevailing bank deposit rates. Temporary cash investments are made for varying periods of up to three months depending on our immediate cash requirements and earn interest at the prevailing temporary cash investment rates. Due to the short-term nature of such transactions, the carrying value approximates the fair value of our temporary cash investments. See Note 27 – Financial Assets and Liabilities.

Interest income earned from cash in banks and temporary cash investments amounted to Php267 million, Php469 million and Php255 million for the years ended December 31, 2024, 2023 and 2022, respectively. See Note 5 – Income and Expenses.